Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Profit for the year	$ 45,275	$ 79,770	$ 49,421
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	(1,472)	(1,363)	(1,655)
Interest income	(9,842)	(9,907)	(8,746)
Finance costs	3,491	4,014	6,080
Loss on re-measurement of the pre-existing relationships in a business combination	0	0	1,932
Unrealized foreign currency exchange losses	264	(171)	624
Cash flows from operating activities before changes in operating capital	87,664	107,895	87,383
Changes in:
Cash generated from operating activities	140,340	119,397	203,420
Interest received	9,386	9,732	8,567
Interest paid	(3,692)	(4,015)	(6,080)
Net cash provided by operating activities	140,027	115,976	152,841
Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	(6,217)	(11,236)	(6,911)
Proceeds from disposal of financial assets at amortized cost	7,803	19,457	3,099
Acquisitions of financial assets at fair value through profit or loss	(61,765)	(76,003)	(82,628)
Acquisitions of financial assets at fair value through other comprehensive income	(3,300)	(17,164)	(1,379)
Acquisitions of equity method investments	(1,470)	(1,236)	0
Net cash used in investing activities	(20,349)	(516)	(88,882)
Cash flows from financing activities:
Purchase of treasury shares	(4,515)	(832)	0
Payments of cash dividends	(64,934)	(50,670)	(83,720)
Payments of dividend equivalents	(218)	(233)	(148)
Proceeds from short-term secured borrowings	2,200,560	1,780,300	1,383,300
Repayments of short-term secured borrowings	(2,136,060)	(1,729,600)	(1,299,600)
Net cash used in financing activities	(80,743)	(88,217)	(93,591)
Net increase (decrease) in cash and cash equivalents	39,356	26,399	(29,832)
Cash and cash equivalents at beginning of year	218,148	191,749	221,581
Cash and cash equivalents at end of year	257,504	218,148	191,749
Equity attributable to owners of parent
Cash flows from operating activities:
Profit for the year	43,937	79,755	50,616
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	(1,063)	(1,238)	(1,639)
Interest income	(462)	(543)	(268)
Finance costs	3,301	11,201	12,371
Share of profits of subsidiaries and affiliates	(46,260)	(89,959)	(63,661)
Loss on re-measurement of the pre-existing relationships in a business combination	0	0	1,932
Unrealized foreign currency exchange losses	0	0	96
Cash flows from operating activities before changes in operating capital	(547)	(784)	(553)
Changes in:
Other current assets	9	(200)	(1)
Other current liabilities	342	55	96
Cash generated from operating activities	(196)	(929)	(458)
Interest received	33	329	218
Interest paid	(3,502)	(3,783)	(5,891)
Net cash provided by operating activities	(3,665)	(4,383)	(6,131)
Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	0	(62)	(185)
Proceeds from disposal of financial assets at amortized cost	0	(5,481)	0
Acquisitions of financial assets at fair value through profit or loss	(3,150)	(5,064)	(4,166)
Acquisitions of financial assets at fair value through other comprehensive income	(2,500)	(1,000)	0
Acquisitions of equity method investments	(1,470)	(1,236)	0
Net cash used in investing activities	(7,120)	(1,881)	(4,351)
Cash flows from financing activities:
Purchase of treasury shares	(4,514)	(832)	0
Prepayments for purchase of treasury stock	514	(2,168)	0
Payments of cash dividends	(64,492)	(50,670)	(83,720)
Payments of dividend equivalents	(218)	(233)	(148)
Repayments of long-term unsecured borrowings	(6,000)	(6,000)	(6,000)
Proceeds from short-term secured borrowings	2,139,800	1,780,300	1,383,300
Repayments of short-term secured borrowings	(2,075,300)	(1,729,600)	(1,299,600)
Proceeds from issue of RSUs from subsidiaries	1,318	2,460	2,343
Proceeds from debt from a subsidiary	212,809	203,230	182,230
Repayments of debt from a subsidiary	(203,230)	(182,230)	(167,230)
Net cash used in financing activities	687	14,257	11,175
Net increase (decrease) in cash and cash equivalents	(10,098)	7,993	693
Cash and cash equivalents at beginning of year	11,632	3,639	2,946
Cash and cash equivalents at end of year	$ 1,534	$ 11,632	$ 3,639